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(..continued)




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                               FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:  ____

  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Advent International Corporation
Address:         75 State Street
                 Boston, MA  02109


13F File Number:  28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:            Janet L. Hennessy
Title:           Vice President and Treasurer
Phone:           (617) 951-9447

Signature, Place, and Date of Signing:


/s/ Janet L. Hennessy            Boston, MA                10/12/99
---------------------         ------------------           --------
     [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         None
                                                       --------
Form 13F Information Table Entry Total:                      24
                                                       --------

Form 13F Information Table Value Total:                $300,673
                                                       --------
                                                      (thousands)

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                           FORM 13F INFORMATION TABLE


           COLUMN 1                 COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
------------------------------      --------     --------  --------    -----------------  ----------  --------  --------------------
                                                                                                                  VOTING AUTHORITY
                                   TITLE OF                   VALUE    SHRS OR   SH/ PUT  INVESTMENT   OTHER    --------------------
        NAME OF ISSUER              CLASS         CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED RADIO TELECOM CORP.           COMMON 00754U-10-1    39,441 3,748,965                 SOLE          1,968,385  1,780,580
------------------------------------------------------------------------------------------------------------------------------------
ASYST TECHNOLOGY, INC.                 COMMON 04648X-10-7       777    26,166                 SOLE             26,166
------------------------------------------------------------------------------------------------------------------------------------
BROOKS AUTOMATION, INC.                COMMON 11434A-10-0       223    12,723                 SOLE             12,723
------------------------------------------------------------------------------------------------------------------------------------
CORSAIR COMMUNICATIONS, INC.           COMMON 220406-10-2    11,239 1,768,209                 SOLE          1,768,209
------------------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS, INC.           COMMON 229678-10-7     4,842   565,476                 SOLE            565,476
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS, INC.                  COMMON 126667-10-4     3,421   233,944                 SOLE            233,944
------------------------------------------------------------------------------------------------------------------------------------
EPIX MEDICAL, INC.                     COMMON 26881Q-10-1     3,242   455,019                 SOLE            455,019
------------------------------------------------------------------------------------------------------------------------------------
EURONET SERVICES, INC.                 COMMON 298736-10-9     2,322 1,032,178                 SOLE          1,032,178
------------------------------------------------------------------------------------------------------------------------------------
FLIR SYSTEMS, INC.                     COMMON 302445-10-1    10,314   996,524                 SOLE            996,524
------------------------------------------------------------------------------------------------------------------------------------
FONIX CORPORATION                      COMMON 34459U-10-8        79   210,039                 SOLE            210,039
------------------------------------------------------------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                    COMMON 451923-10-6    14,390 1,431,176                 SOLE          1,431,176
------------------------------------------------------------------------------------------------------------------------------------
INTERLEAF, INC.                        COMMON 458729-10-0     4,975   325,189                 SOLE            325,189
------------------------------------------------------------------------------------------------------------------------------------
KERAVISION, INC.                       COMMON 492061-10-6     2,468   210,904                 SOLE            210,904
------------------------------------------------------------------------------------------------------------------------------------
LECROY CORPORATION                     COMMON 52324W-10-9     7,200   500,000                 SOLE            500,000
------------------------------------------------------------------------------------------------------------------------------------
LIGHTBRIDGE, INC.                      COMMON 532226-10-7    34,292 1,935,375                 SOLE          1,935,375
------------------------------------------------------------------------------------------------------------------------------------
LIONBRIDGE TECHNOLOGIES, INC.          COMMON 536252-10-9     1,507 4,364,004                 SOLE          4,364,004
------------------------------------------------------------------------------------------------------------------------------------
LOGAL EDUCATIONAL SOFTWARE           ORDINARY M6777Q-10-6       272   725,952                 SOLE            725,952
------------------------------------------------------------------------------------------------------------------------------------
PIXTECH INC.                           COMMON 72583K-10-9       989   675,945                 SOLE            600,108 75,837
------------------------------------------------------------------------------------------------------------------------------------
PRIMACOM.AG                     SPONSORED ADR 74154N-10-8   141,778 6,065,366                 SOLE          6,065,366
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS
  INTERNATIONAL                        COMMON 749121-10-9     4,031   170,446                 SOLE            170,446
------------------------------------------------------------------------------------------------------------------------------------
VISION TWENTY-ONE, INC.                COMMON 92831N-10-1        93    14,527                 SOLE             14,527
------------------------------------------------------------------------------------------------------------------------------------
VOXWARE, INC.                          COMMON 92906L-10-5       900 1,000,000                 SOLE          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
WORLDGATE COMMUNICATIONS, INC.         COMMON 98156L-30-7     7,373   379,218                 SOLE            379,218
------------------------------------------------------------------------------------------------------------------------------------
ZINDART LIMITED                 SPONSORED ADR 989597-10-9     4,503   708,444                 SOLE            708,444
------------------------------------------------------------------------------------------------------------------------------------